Material Accounting Policy Information (Tables) - Alps Global Holding Berhad [Member]	12 Months Ended
Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of Property Plant And Equipment

Property, plant and equipment are depreciated on straight-line basis over the estimated useful lives of the assets, at the following annual rates:

Furniture & fittings	10% - 20%
Office equipment	10% - 20%
Medical equipment	20%
Computer equipment	10% - 20%
Renovation	10% - 20%
Laboratory	10%
Air conditioner	10% - 20%
Mobile device	10% - 20%
Laboratory equipment	10% - 20%
Plant and machinery	10%
Computer and ICT	10% - 20%
Signboard	20%
Motor vehicles	20%

Schedule of Intangible Assets Estimated Useful Lives
Trademark	10.00 years
Patent	6.25 years - indefinite useful life
Technical know-how of stem cells cultivation	5.00 years